UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net income		$ 41		$ 1,334
Adjustments:
Depreciation and amortization		28		48
Unrealized gain on derivative contract at fair value		(244)		(59)
(Reversal)/provision of allowance for credit loss		240		(314)
Interest expense		55		86
Interest expense on finance lease		0		2
Interest expense on operating lease liability		0		2
Interest income		(192)		(181)
Changes in operating assets:
Decrease in inventories		196		385
Change in margin deposits and margin call		167		(48)
Decrease/(increase) of accounts receivable, prepaid expenses and other current assets		(19,949)		1,378
(Decrease)/increase in accounts payable, accruals and other current liabilities		17,376		(1,979)
Decrease in income tax payable		(19)		(428)
Decrease in operating lease liabilities and right-of-use asset		0	[1]	0
Cash provided by/(used in) operating activities		(2,301)		226
Purchase of property, plant and equipment		(1)		(5)
Cash used in investing activities		(1)		(5)
Proceeds from a related party		356		0
Repayment of amount due to a related party		(597)		0
Repayment of bank borrowings		(9,108)		(104)
Proceeds from bank borrowings		12,640		0
Interest paid		0		(48)
Principal payment of finance lease		(6)		(14)
Principal payment of lease liabilities		0		(18)
Payment of interest on finance lease		0		(2)
Payment of interest on lease liabilities		0		(2)
Cash (used in)/provided by financing activities		3,285		(188)
Net change in cash and cash equivalents		983		33
Cash and cash equivalents as of beginning of the period		678		1,330
Cash and cash equivalents as of the end of the period		1,661		1,363
Supplementary Cash Flows Information
Cash paid for taxes		19		719
Interest expense paid		138		0
Interest income received	[1]

[1]	Denotes amount less than US$1,000